UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
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Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         MSDW Capital Partners IV, LLC
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Address:      c/o Metalmark Subadvisor LLC
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              1177 Avenue of Americas, 40th Floor
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              New York, NY 10036
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Form 13F File Number:   28-11353
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth F. Clifford

Title: Chief Financial Officer of Metalmark Subadvisor LLC, Authorized Signatory for MSDW Capital Partners IV, LLC

Phone: (212) 823-1900

Signature, Place, and Date of Signing:

/s/ Kenneth F. Clifford        New York, New York       February 14, 2012
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       [Signature]                [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: Metalmark Capital LLC